Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Assets

	Software	Leasehold improvements	Others	Total
	RMB million	RMB million	RMB million	RMB million
At January 1, 2019	372	242	952	1,566
Additions	75	—	338	413
Acquisitions through business combinations	—	9	23	32
Transferred from construction in progress	183	113	—	296
Amortization for the year	(148)	(113)	(67)	(328)

At December 31, 2019	482	251	1,246	1,979

At January 1, 2020	482	251	1,246	1,979
Additions	70	46	804	920
Transferred from construction in progress	277	79	—	356
Amortization for the year	(221)	(92)	(65)	(378)

At December 31, 2020	608	284	1,985	2,877

Representing:

		2020	2019
	Note	RMB million	RMB million
Amount paid to related parties	4 1 (b)& 49 (c)	1,222	513
Amount paid to third parties		1,655	1,466

		2,877	1,979